Loans Payable	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
LOANS PAYABLE

NOTE 9 – LOANS PAYABLE

Long-term loan and current portion of long-term loan consisted of the following:

	March 31,	December 31,
	2022	2021
Loan payable to Rushan City Rural Credit Union, annual interest 8.7875%, due by July 18, 2022.	$1,170,803	$1,174,756
Long-term loans due to individuals and entities without interest	18,134	283,860
	1,188,937	1,458,616
Current portion of long-term loans payable	1,170,803	1,174,756
Total, net	$18,134	$283,860

As of March 31, 2022, the Company’s future loan obligations according to the terms of the loan agreement are as follows:

within 1 year	$1,170,803
1-2 years	18,134
3 years	-
Total	$1,188,937

The Company recognized interest expenses of $43,267 and $16,838 for the three months ended March 31, 2022 and 2021, respectively.

NOTE 9 – LOANS

As of December 31, 2020, current portion of long-term loans refers to $4,571,452 due to Agricultural Bank of China (“ABC”), which is collateralized with land use rights and guaranteed by Mr. Lirong Wang, the CEO and fully settled as of December 31, 2021.

The Company has been in “default” with the loan payable to ABC. The bank has taken legal action against the Company and on April 26, 2020, the bank has been awarded a judgment by the PRC courts for $5,609,770 (RMB 36,683,409). This amount has been settled in April 2021 upon completion of the auction sale of the collateralized land use right and related building in Shanghai city.

The loan agreement was entered into between Agricultural Bank of China (“ABC”) and Shanghai Zongbao Environment Company Engineering Co., Ltd. (“Zongbao”), a subsidiary of the VIE, on October 29, 2014 (the “Loan Agreement”) for a total loan amount of RMB 45 Million (approximately US$6.43 million) at a floating interest rate of 20% premium to the base rate published by the People’s Bank of China for loans of the same tenure and same loan grade per annum (the “Loan”). The loan was given as part of a project financing for the construction of production facility and the development of our fertilizer business. Pursuant to the Loan Agreement, Zongbao was obligated to make repayments based on the following schedule:

●	RMB 2 million on August 25, 2016,

●	RMB 3 million on February 25, 2017,

●	RMB 5 million on August 25, 2017,

●	RMB 5 million on February 25, 2018,

●	RMB 8 million on August 25, 2018,

●	RMB 10 million on February 25, 2019,

●	RMB 12 million on September 25, 2019.

Zongbao repaid the loan as scheduled through September 30, 2017 (total RMB 10 Million). However, a local government policy was later implemented in the Industrial Park where the Company’s then newly-built facility is located. Because the Industrial Park shifted its focus to concentrate on businesses relating to food production, machinery and renewable energy, Company’s organic fertilizer business was not permitted. It is very common for China and large cities such as Shanghai to implement such sudden policy change to promote the development of industrial park characteristics. Because of this regulatory change and Company’s inability to satisfy the use of proceeds based on the new policy, Agricultural Bank of China initiated on the “default” of the Loan Agreement and commenced legal action against Zongbao and its guarantors on January 18, 2018 to demand early repayment of the remaining RMB 35 Million. In addition, as a condition of the loan, if the borrower fails to repay the principal of the loan within the time limit specified in the contract, the interest on the overdue loan will rise by 50%. If the borrower’s default causes the creditor to resort to litigation and other methods to realize the creditor’s rights, the lender’s attorney fees, travel expenses, and other enforcement fees shall be borne by the borrower.

The land and production facility of Zongbao was collateralized to secure the loan. In addition, the Loan Agreement was guaranteed personally by Mr. Lirong Wang (as the legal representative) and affiliated entities, Shanghai Muliang Industrial Co., Ltd., and Weihai Fukang Biological Fertilizer Co., Ltd. (“Weihai Fukang”). It is a common practice in China for the banks to demand a personal guarantee for these types of financing.

As of December 31, 2021, the amount of $283,860 represents the long-term loan owed to Ms. Hui Song. The amount owed to Ms. Hui Song is non-interest bearing, unsecured, and is expected to be due more than one year afterward.

Long-term loan and current portion of long-term loan consisted of the following:

	December 31,	December 31,
	2021	2020
Loan payable to Agricultural Bank of China, annual interest rate ranges from 6% to 7.2%	$-	$4,571,452
Loan payable to Rushan City Rural Credit Union, annual interest 8.7875%, due by July 18, 2022.	1,174,756	1,144,363
Long-term loans due to individuals and entities without interest	283,860	281,112
	1,458,616	5,996,927
Current portion of long-term loans payable	1,174,756	4,571,452
Total, net	$283,860	$1,425,475

As of December 31, 2021, the Company’s future loan obligations according to the terms of the loan agreement are as follows:

Year 1	$1,174,756
Year 2	283,860
Total	$1,458,616

The Company recognized interest expenses of $164,450 and $700,030 for the years ended December 31, 2021 and 2020, respectively.